Fair Value (Details) - Schedule of fair value by using key inputs - Convertible Notes [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value (Details) - Schedule of fair value by using key inputs [Line Items]
Face value principal payable (in Dollars)	$ 16,700,000	$ 20,000,000	$ 15,172,272
Original conversion price (in Dollars per share)	$ 4.05	$ 4.05	$ 11.5
Value of Common Stock (in Dollars per share)	$ 1.14	$ 1.75	$ 3.24
Expected term (years)	2 years 6 months	2 years 9 months 18 days	2 years 3 months 18 days
Volatility	79.00%	75.00%	77.00%
Market yield (range)	40.20%	37.10%
Risk free rate	2.40%	1.00%	0.10%
Issue date	Oct. 05, 2021	Oct. 05, 2021
Maturity date	Oct. 05, 2024	Oct. 05, 2024
Minimum [Member]
Fair Value (Details) - Schedule of fair value by using key inputs [Line Items]
Market yield (range)			27.10%
Issue date
Maturity date
Maximum [Member]
Fair Value (Details) - Schedule of fair value by using key inputs [Line Items]
Market yield (range)			27.20%
Issue date
Maturity date